Property and Equipment (Details) - Property, Plant and Equipment - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ (44,675)	$ (42,147)	$ (35,917)
Total	111,055	93,055	34,446
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	132,513	132,513
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,528	0
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,689	$ 2,689	$ 0